Segmented Information (Schedule of Geographic Information) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Reclamation bonds	$ 3,484,948	$ 3,499,646
Property and equipment	70,275	174,936
Exploration and evaluation assets	263,224,666	244,065,107	$ 221,330,931
Right-of-use assets	401,027	526,959
Total acquisition and exploration of exploration and evaluation assets	267,180,916	248,266,648
Canada [Member]
Disclosure of geographical areas [line items]
Reclamation bonds
Property and equipment	1,231	2,736
Exploration and evaluation assets
Right-of-use assets	311,929	304,213
Total acquisition and exploration of exploration and evaluation assets	313,160	306,949
US [Member]
Disclosure of geographical areas [line items]
Reclamation bonds	3,484,948	3,499,646
Property and equipment	69,044	172,200
Exploration and evaluation assets	263,224,666	244,065,107
Right-of-use assets	89,098	222,746
Total acquisition and exploration of exploration and evaluation assets	$ 266,867,756	$ 247,959,699